BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings
	At December 31,
	2012	2013
	$	$

Short-term bank borrowings	463,554,185	304,827,038
Current portion of long-term borrowings	48,865,064	35,427,888
Long-term bank borrowings	122,859,120	265,975,939

Total	635,278,369	606,230,865

Schedule of Short-Term Bank Borrowings

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2012	2013
	$	$

Fixed deposit	179.8	211.1
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu	69.2	16.4
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	16.4
Jiangsu Xinde Asset Management Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	16.4
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and mechinery	-	16.1
CEEG(Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu	-	8.2
Construction in progress	1.9	4.9
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	6.6
China Electric Equipment Group Co., Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu	-	3.3
Songjiang District SME Credit Guarantee Center	-	3.3
Shareholder of subsidiaries in Turkey	-	0.5
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	50.0	-
Bank of Nanjing and China Electric Equipment Group Co., Ltd.	39.8	-
China Electric Equipment Group Co., Ltd. and Jiangsu Xinde Asset Management Co., Ltd.	19.7	-
Jiangsu Xinde Asset Management Co., Ltd.	20.3	-

Land use right and machinery	7.2	-

Total	387.9	303.2

Schedule of Long-Term Bank Borrowings

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2012	2013
	$	$

Group Chairman Mr. Tingxiu Lu and his stock rights in Jiangsu Xinde Asset Management Co., Ltd.	-	100.0
Land use right and machinery	50.2	42.5
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	-	50.0
CEEG (Jiangsu) Limited, China Electric Equipment Group Co., Ltd., and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate	-	32.8
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu	-	30.6
Fixed deposit	-	26.8
Construction in progress	10.8	11.1
China Electric Equipment Group Co., Ltd. and machinery	-	7.5
The Group and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate, and CEEG (Jiangsu) Limited	31.8	-

Total	92.8	301.3